Aristotle Strategic Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

CORPORATE BONDS - 66.4%	Par	Value
Communications - 6.6%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031 (a)(b)	$ 11,500,000	$ 11,549,484
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031 (a)(b)	1,975,000	1,973,420
APLD ComputeCo LLC, 9.25%, 12/15/2030 (a)	26,500,000	28,602,890
Beacon Point DC LLC, 6.13%, 11/30/2042 (a)	13,950,000	14,075,423
Beignet Investor LLC, 6.58%, 05/30/2049 (a)	30,720,000	31,354,320
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (a)	25,075,000	23,787,930
4.25%, 02/01/2031 (a)(b)	7,000,000	6,309,570
Charter Communications Operating LLC / Charter Communications Operating Capital
4.40%, 04/01/2033	10,000,000	9,211,989
6.38%, 10/23/2035	7,500,000	7,491,738
Cox Communications, Inc., 5.45%, 09/01/2034 (a)	11,700,000	11,163,517
Flash Compute LLC, 7.25%, 12/31/2030 (a)	11,900,000	12,250,723
HUT 8 DC LLC, 6.19%, 11/15/2042 (a)	28,400,000	28,777,813
Meta Platforms, Inc.
5.25%, 05/15/2036	6,475,000	6,431,747
6.20%, 05/15/2046	6,850,000	6,858,577
6.30%, 05/15/2056	14,675,000	14,617,525
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036 (a)(b)	27,325,000	25,990,354
Space Exploration Technologies Corp.
5.88%, 07/15/2036 (a)(b)	8,200,000	8,096,137
6.60%, 07/15/2046 (a)	13,700,000	13,331,793
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 8.63%, 06/15/2032 (a)	950,000	991,858
Verizon Communications, Inc.
6.20% (5 yr. CMT Rate + 2.04%), 05/14/2056	2,950,000	2,983,477
6.05% to 05/14/2033 then 5 yr. CMT Rate + 1.81%, 05/14/2058	1,350,000	1,362,853
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (a)	8,375,000	8,836,379
		276,049,517

Consumer Discretionary - 4.5%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	4,200,000	4,392,860
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.88%, 06/15/2030 (a)	15,650,000	16,092,692
American Airlines 2016-1 Class A Pass Through Trust, Series 2016-1, 4.10%, 01/15/2028	822,126	808,185
American Airlines 2019-1 Class A Pass Through Trust, Series A, 3.50%, 02/15/2032 (b)	1,315,127	1,211,175
American Airlines 2019-1 Class AA Pass Through Trust, Series AA, 3.15%, 02/15/2032	1,989,551	1,869,444
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033 (a)	11,146,564	12,662,329
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)(b)	8,000,000	7,693,625
7.00%, 02/15/2030 (a)	9,175,000	9,233,225
Carnival Corp. Ltd., 5.75%, 08/01/2032 (a)	8,925,000	9,023,330
Ford Motor Credit Co. LLC
7.35%, 03/06/2030	3,138,000	3,319,855
7.20%, 06/10/2030	5,000,000	5,271,484
4.00%, 11/13/2030	1,600,000	1,504,183
5.75%, 04/06/2033	10,150,000	10,070,905
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (a)(b)	11,400,000	10,340,574
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (a)(b)	35,250,000	29,690,930
NCL Corp. Ltd.
5.88%, 01/15/2031 (a)	14,075,000	13,670,659
6.25%, 09/15/2033 (a)(b)	8,825,000	8,575,803
PetSmart LLC / PetSmart Finance Corp., 7.50%, 09/15/2032 (a)	4,025,000	4,028,775
QXO Building Products, Inc., 6.88%, 07/15/2034 (a)	6,250,000	6,419,847
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032 (a)(b)	1,725,000	1,777,339

Veritiv Operating Co., 10.50%, 11/30/2030 (a)	16,600,000	16,998,134
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (a)	8,000,000	8,458,844
6.25%, 03/15/2033 (a)(b)	4,575,000	4,594,654
		187,708,851

Consumer Staples - 3.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 03/31/2034 (a)	9,000,000	8,582,358
Fiesta Purchaser, Inc.
7.88%, 03/01/2031 (a)	13,200,000	13,323,960
9.63%, 09/15/2032 (a)(b)	12,825,000	12,594,812
Froneri Lux FinCo SARL, 6.00%, 08/01/2032 (a)	8,075,000	7,923,895
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75%, 04/01/2033	8,740,000	8,978,537
6.75%, 03/15/2034	224,000	244,553
5.95%, 04/20/2035	28,100,000	29,003,668
5.63%, 03/10/2037 (a)	2,300,000	2,291,846
Maple Parent Holdings Corp.
5.70%, 03/26/2036 (a)(b)	18,950,000	19,192,234
6.63%, 03/26/2056 (a)(b)	3,650,000	3,845,158
Opal Bidco SAS, 6.50%, 03/31/2032 (a)	15,800,000	16,127,076
Viking Baked Goods Acquisition Corp.
8.63%, 11/01/2031 (a)	16,325,000	16,542,220
8.63%, 11/01/2031 (a)	450,000	455,988
		139,106,305

Energy - 6.2%
Cheniere Energy Partners LP, 5.35%, 11/30/2036 (a)	4,700,000	4,677,788
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (a)	11,825,000	11,840,644
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031 (a)	14,275,000	14,017,118
7.50%, 12/15/2033 (a)	8,250,000	8,628,238
Enbridge, Inc., 8.25% to 01/15/2029 then 5 yr. CMT Rate + 3.79%, 01/15/2084	4,600,000	4,858,336
Enerflex, Inc., 6.88%, 01/15/2031 (a)	15,200,000	15,565,514
Energy Transfer LP
5.75%, 02/15/2033	14,500,000	15,018,961
5.60%, 09/01/2034	14,000,000	14,294,797
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	8,975,000	9,261,599
6.30%, 01/15/2056	11,525,000	11,570,996
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	16,850,000	16,999,746
MPLX LP
4.95%, 09/01/2032	300,000	298,539
5.00%, 01/15/2033	1,100,000	1,093,212
5.50%, 06/01/2034	22,750,000	23,009,870
5.40%, 09/15/2035	6,300,000	6,285,622
5.30%, 04/01/2036 (b)	7,550,000	7,446,198
4.50%, 04/15/2038	8,000,000	7,249,545
NGPL PipeCo LLC, 5.60%, 08/15/2036 (a)	6,750,000	6,715,322
Rio Grande LNG LLC
5.50%, 01/30/2034 (a)	1,100,000	1,094,669
5.75%, 06/30/2036 (a)	9,150,000	9,121,308
Sunoco LP
7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual (a)	9,525,000	9,911,545
5.63%, 03/15/2031 (a)(b)	9,525,000	9,459,382
5.38%, 07/15/2031 (a)(b)	600,000	592,142
5.88%, 03/15/2034 (a)(b)	725,000	715,491
Targa Resources Corp.
6.13%, 03/15/2033	4,275,000	4,505,586
6.50%, 03/30/2034	4,750,000	5,121,481

5.65%, 02/15/2036 (b)	8,450,000	8,599,005
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033 (a)(b)	3,560,000	3,175,249
6.00%, 05/01/2036 (a)	1,300,000	1,314,778
Venture Global LNG, Inc.
9.88%, 02/01/2032 (a)(b)	8,575,000	9,157,774
6.38%, 12/15/2034 (a)	2,675,000	2,630,467
6.63%, 06/15/2036 (a)(b)	1,975,000	1,947,850
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (a)	3,925,000	4,403,642
6.75%, 01/15/2036 (a)	8,225,000	8,724,924
		259,307,338

Financials - 27.8% (c)
Acrisure LLC / Acrisure Finance, Inc.
6.00%, 08/01/2029 (a)	10,150,000	8,951,325
7.50%, 11/06/2030 (a)	28,475,000	27,026,346
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028 (a)	23,225,000	23,422,458
6.50%, 10/01/2031 (a)	17,350,000	17,324,102
7.38%, 10/01/2032 (a)(b)	4,250,000	4,223,681
Ardonagh Finco Ltd., 7.75%, 02/15/2031 (a)	11,500,000	11,637,563
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032 (a)(b)	26,775,000	26,032,106
Asurion LLC/ Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032 (a)	5,100,000	5,142,695
8.38%, 02/01/2034 (a)	5,350,000	4,956,315
Athene Global Funding, 5.54%, 08/22/2035 (a)(b)	6,425,000	6,326,464
Athene Holding Ltd., 6.63%, 05/19/2055 (b)	9,350,000	9,099,390
Atlas Warehouse Lending Co. LP
6.25%, 01/15/2030 (a)	6,775,000	6,980,756
4.95%, 11/15/2030 (a)	3,500,000	3,451,929
5.25%, 01/15/2033 (a)	4,250,000	4,187,488
Banco Mercantil del Norte SA/Grand Cayman
7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual (a)	1,600,000	1,607,253
8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual (a)	2,397,000	2,486,408
8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual (a)	3,900,000	3,998,475
6.63% to 01/24/2032 then 10 yr. CMT Rate + 5.03%, Perpetual (a)(b)	4,712,000	4,490,400
Banco Santander SA
5.13%, 11/06/2035	9,000,000	8,827,213
7.25% to 06/03/2036 then 5 yr. CMT Rate + 2.84%, Perpetual	250,000	254,235
Bank of America Corp.
6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual	8,500,000	8,767,444
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	5,000,000	4,535,515
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032	1,450,000	1,281,189
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033	6,000,000	5,417,239
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	4,000,000	4,054,449
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034 (b)	11,000,000	11,501,142
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035	10,000,000	10,199,494
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	7,500,000	7,655,048
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	8,100,000	7,064,785
Bank of Nova Scotia, 7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085	10,500,000	10,884,352
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual (b)	20,700,000	21,646,694
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
7.63% to 02/11/2030 then 5 yr. CMT Rate + 3.38%, 02/11/2035 (a)	5,725,000	5,916,787
8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039 (a)	11,300,000	12,058,637
BNP Paribas SA
5.79% to 01/13/2032 then SOFR + 1.62%, 01/13/2033 (a)	19,800,000	20,460,119
6.88% to 12/15/2033 then 5 yr. CMT Rate + 2.85%, Perpetual (a)	1,800,000	1,799,898
7.45% to 06/27/2035 then 5 yr. CMT Rate + 3.13%, Perpetual (a)(b)	3,400,000	3,509,667

7.20% to 04/17/2036 then 5 yr. CMT Rate + 2.94%, Perpetual (a)(b)	1,800,000	1,812,060
BPCE SA
5.42% to 01/13/2036 then SOFR + 1.57%, 01/13/2037 (a)(b)	6,350,000	6,222,715
6.35% to 01/13/2046 then SOFR + 2.11%, 01/13/2047 (a)	2,750,000	2,703,332
Burford Capital Global Finance LLC
9.25%, 07/01/2031 (a)(b)	5,000,000	4,872,550
7.50%, 07/15/2033 (a)	28,825,000	24,467,813
8.50%, 01/15/2034 (a)(b)	1,000,000	877,180
Citigroup, Inc.
6.95% to 02/15/2030 then 5 yr. CMT Rate + 2.73%, Perpetual (b)	7,825,000	8,008,692
6.63% to 02/15/2031 then 5 yr. CMT Rate + 3.00%, Perpetual	3,725,000	3,796,807
6.50% to 05/15/2031 then 5 yr. CMT Rate + 2.75%, Perpetual	9,000,000	9,108,905
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	14,250,000	14,874,959
5.83% to 02/13/2034 then SOFR + 2.06%, 02/13/2035	6,000,000	6,117,706
6.02% to 01/24/2035 then SOFR + 1.83%, 01/24/2036 (b)	3,200,000	3,297,235
5.17% to 09/11/2035 then SOFR + 1.49%, 09/11/2036 (b)	1,150,000	1,144,014
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	31,850,000	31,499,109
CRC Insurance Group LLC, 7.13%, 06/01/2031 (a)	28,050,000	27,977,246
Credit Agricole SA
4.82% to 09/25/2032 then SOFR + 1.36%, 09/25/2033 (a)(b)	7,300,000	7,157,845
7.13% to 09/23/2035 then USISSO05 + 3.58%, Perpetual (a)(b)	2,400,000	2,473,810
5.86% to 01/09/2035 then SOFR + 1.74%, 01/09/2036 (a)	5,000,000	5,151,533
5.26% to 01/12/2036 then SOFR + 1.43%, 01/12/2037 (a)(b)	7,500,000	7,379,759
DAE Funding LLC, 4.95%, 01/15/2033 (a)	8,400,000	8,121,273
Fiserv, Inc.
5.63%, 08/21/2033	7,000,000	7,077,376
5.15%, 08/12/2034	27,575,000	26,789,673
Global Payments, Inc., 5.55%, 11/15/2035 (b)	25,925,000	25,144,176
GLP Capital LP / GLP Financing II, Inc.
4.00%, 01/15/2031	7,925,000	7,489,271
5.25%, 02/15/2033	6,200,000	6,084,896
5.63%, 09/15/2034	17,100,000	16,975,062
5.75%, 11/01/2037	4,500,000	4,436,873
Goldman Sachs Group, Inc.
4.52% to 01/21/2031 then SOFR + 0.96%, 01/21/2032	1,100,000	1,079,461
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	10,050,000	9,028,368
2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	6,250,000	5,563,956
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035	3,400,000	3,340,827
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	3,250,000	3,301,973
5.39% (5 yr. CMT Rate + 1.18%), 02/02/2041	35,000,000	34,106,729
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031 (a)	6,625,000	6,422,465
8.13%, 02/15/2032 (a)	19,050,000	17,091,628
HSBC Holdings PLC
6.95% to 02/27/2032 then 5 yr. CMT Rate + 2.64%, Perpetual (b)	4,600,000	4,683,108
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032	10,000,000	9,040,233
6.75% to 05/18/2033 then 5 yr. CMT Rate + 2.51%, Perpetual	3,000,000	3,021,207
7.00% to 03/24/2036 then 5 yr. CMT Rate + 2.80%, Perpetual (b)	4,500,000	4,630,009
5.28% to 03/10/2036 then SOFR + 1.55%, 03/10/2037 (b)	12,200,000	12,062,657
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (a)	26,850,000	27,626,277
JPMorgan Chase & Co.
6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	3,100,000	3,175,829
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034	12,450,000	12,662,584
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	13,850,000	14,828,770
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	14,100,000	14,501,516
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036	2,950,000	2,996,056
4.81% to 10/22/2035 then SOFR + 1.19%, 10/22/2036 (b)	2,900,000	2,820,548
5.19% (SOFR + 1.30%), 02/05/2037 (b)	13,850,000	13,626,644
Kilroy Realty LP, 5.88%, 10/15/2035	17,425,000	17,229,820
Liberty Mutual Group, Inc., 5.25%, 05/01/2036 (a)(b)	4,600,000	4,548,599

LPL Holdings, Inc.
5.65%, 03/15/2035	25,349,000	25,205,786
5.75%, 06/15/2035	5,848,000	5,865,117
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	4,200,000	3,777,549
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034	5,500,000	5,536,193
5.66% to 04/17/2035 then SOFR + 1.76%, 04/17/2036	10,300,000	10,578,702
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	31,100,000	26,986,158
5.07% (SOFR + 1.18%), 01/30/2037	6,400,000	6,261,090
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (b)	550,000	547,932
Nordea Bank Abp, 6.75% to 11/10/2033 then 5 yr. CMT Rate + 2.72%, Perpetual (a)(b)	4,200,000	4,245,146
PNC Financial Services Group, Inc.
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034 (b)	11,000,000	12,148,693
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	7,500,000	7,731,562
5.42% (5 yr. CMT Rate + 1.17%), 01/25/2041 (b)	9,775,000	9,609,059
Rocket Cos., Inc., 6.13%, 08/01/2030 (a)	18,200,000	18,521,175
Royal Bank of Canada
6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084	11,950,000	11,542,991
6.75% to 08/24/2030 then 5 yr. CMT Rate + 2.82%, 08/24/2085	8,000,000	8,141,520
6.50% to 05/24/2033 then 5 yr. CMT Rate + 2.45%, 05/24/2086	9,200,000	9,154,843
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (a)	5,725,000	5,633,449
Sumitomo Mitsui Financial Group, Inc., 5.25% to 07/08/2035 then SOFR + 1.50%, 07/08/2036	8,000,000	8,008,659
Toronto-Dominion Bank, 6.35% to 10/31/2030 then 5 yr. CMT Rate + 2.72%, 10/31/2085 (b)	4,800,000	4,833,465
UBS Group AG
6.85% to 03/10/2030 then USISSO05 + 3.63%, Perpetual (a)(b)	2,500,000	2,547,935
7.00% to 08/10/2030 then USISSO05 + 3.08%, Perpetual (a)	4,825,000	4,925,886
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual (a)(b)	15,350,000	16,226,731
6.88% to 12/05/2032 then USISSO05 + 3.09%, Perpetual (a)	2,800,000	2,808,966
7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual (a)(b)	14,000,000	14,133,882
7.00% to 07/08/2036 then USISSO05 + 3.32%, Perpetual (a)	4,600,000	4,652,822
5.58% to 05/09/2035 then SOFR + 1.76%, 05/09/2036 (a)	9,300,000	9,472,361
5.20% to 08/10/2036 then SOFR + 1.34%, 08/10/2037 (a)	9,000,000	8,862,646
US Bancorp
5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034 (b)	8,000,000	8,350,773
5.68% to 01/23/2034 then SOFR + 1.86%, 01/23/2035	900,000	929,614
VICI Properties LP
5.13%, 11/15/2031	3,000,000	2,987,687
5.13%, 05/15/2032	8,000,000	7,936,389
5.63%, 04/01/2035 (b)	7,000,000	7,005,983
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029 (a)	4,300,000	4,221,783
4.13%, 08/15/2030 (a)	9,000,000	8,640,645
Wells Fargo & Co.
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	18,050,000	18,330,887
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	8,650,000	8,861,316
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	8,000,000	8,637,781
5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	7,550,000	7,742,440
4.96% (SOFR + 1.10%), 01/23/2037 (b)	3,900,000	3,808,921
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	8,300,000	8,372,005
		1,159,416,737

Health Care - 1.5%
HCA, Inc.
3.63%, 03/15/2032 (b)	16,000,000	14,899,516
5.50%, 06/01/2033 (b)	5,000,000	5,110,291
5.60%, 04/01/2034	13,000,000	13,278,531
Universal Health Services, Inc.
2.65%, 01/15/2032	5,000,000	4,367,078
5.05%, 10/15/2034	24,000,000	22,999,600

		60,655,016

Industrials - 4.5%
Boeing Co.
3.60%, 05/01/2034	23,975,000	21,586,633
6.53%, 05/01/2034	5,000,000	5,441,371
6.86%, 05/01/2054	4,000,000	4,498,842
Chart Industries, Inc., 9.50%, 01/01/2031 (a)	3,500,000	3,667,128
Columbus McKinnon Corp., 7.13%, 02/01/2033 (a)(b)	6,825,000	6,844,990
EquipmentShare.com, Inc., 9.00%, 05/15/2028 (a)(b)	12,650,000	12,920,242
Flowserve Corp.
3.50%, 10/01/2030	8,233,000	7,777,249
2.80%, 01/15/2032	14,819,000	13,159,006
5.70%, 05/15/2036 (b)	1,050,000	1,055,712
GB AIT Buyer, Inc., 8.75%, 04/30/2034 (a)	5,775,000	5,797,575
GFL Environmental Holdings US, Inc., 5.63%, 07/01/2031 (a)	1,600,000	1,601,059
Goat Holdco LLC, 6.75%, 02/01/2032 (a)	7,475,000	7,666,711
Lsf12 Helix Parent LLC, 7.13%, 02/01/2033 (a)(b)	1,525,000	1,480,340
Luna 1.5 Sarl, 12.00% (or 12.75% PIK), 07/01/2032 (a)	13,475,000	14,428,481
nVent Finance Sarl
2.75%, 11/15/2031	3,600,000	3,218,475
5.65%, 05/15/2033	4,650,000	4,785,204
Oregon Tool Lux LP, 7.88%, 10/15/2029 (a)	6,723,616	2,046,500
Regal Rexnord Corp., 6.40%, 04/15/2033 (b)	19,925,000	21,159,014
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)(b)	3,665,000	3,668,134
TransDigm, Inc.
6.38%, 05/31/2033 (a)	33,025,000	33,361,294
6.13%, 07/31/2034 (a)(b)	1,200,000	1,199,957
Weir Group, Inc., 5.35%, 05/06/2030 (a)	8,600,000	8,678,144
WSP Global, Inc., 5.71%, 09/18/2036 (a)	3,450,000	3,414,605
		189,456,666

Materials - 1.5%
Glencore Funding LLC, 5.51%, 04/01/2036 (a)	9,200,000	9,259,707
Magnera Corp., 7.25%, 11/15/2031 (a)(b)	8,400,000	8,207,346
Olympus Water US Holding Corp., 7.25%, 02/15/2033 (a)	9,100,000	9,006,476
Sonoco Products Co., 5.00%, 09/01/2034 (b)	1,544,000	1,514,938
Sword Purchaser LLC
8.25%, 04/15/2033 (a)	10,075,000	10,431,050
10.50%, 04/15/2034 (a)	4,850,000	5,077,795
Trivium Packaging Finance BV
8.25%, 07/15/2030 (a)(b)	7,052,000	7,455,572
12.25%, 01/15/2031 (a)	4,350,000	4,811,461
WR Grace Holdings LLC, 7.00%, 08/01/2033 (a)(b)	9,175,000	8,941,795
		64,706,140

Technology - 4.6%
CoreWeave, Inc.
9.25%, 06/01/2030 (a)(b)	12,100,000	12,187,489
9.00%, 02/01/2031 (a)(b)	23,875,000	23,623,461
9.75%, 10/01/2031 (a)	7,500,000	7,488,780
9.63%, 07/15/2032 (a)(b)	1,550,000	1,528,765
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (a)(b)	22,000,000	21,321,357
Foundry JV Holdco LLC, 6.10%, 01/25/2036 (a)	7,275,000	7,677,623
Hewlett Packard Enterprise Co.
5.25%, 04/01/2033	6,400,000	6,421,584
5.00%, 10/15/2034 (b)	5,150,000	5,047,500
Intel Corp.
5.00%, 08/15/2033	1,800,000	1,786,873

5.30%, 05/15/2036	2,450,000	2,438,866
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033 (a)	2,925,000	3,061,455
8.75%, 07/01/2034 (a)	2,700,000	2,867,189
Oracle Corp.
4.30%, 07/08/2034	5,000,000	4,464,059
4.70%, 09/27/2034	15,000,000	13,749,725
5.20%, 09/26/2035 (b)	7,450,000	6,977,810
5.70%, 02/04/2036	3,000,000	2,906,419
3.85%, 07/15/2036 (b)	8,407,000	6,982,451
6.55%, 02/04/2046 (b)	9,250,000	8,724,610
5.38%, 09/27/2054	19,925,000	15,640,460
Salesforce, Inc.
5.55%, 03/15/2036	11,800,000	11,795,916
6.40%, 03/15/2046	13,775,000	13,921,182
UKG, Inc., 6.88%, 02/01/2031 (a)(b)	9,793,000	9,520,060
		190,133,634

Utilities - 5.9%
AES Corp., 5.80%, 03/15/2032	21,876,000	22,175,691
American Electric Power Co., Inc., 5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	10,100,000	10,048,892
Brooklyn Union Gas Co., 5.46%, 03/16/2036 (a)	6,650,000	6,623,154
CenterPoint Energy, Inc., 6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	15,000,000	15,483,375
Dominion Energy, Inc., 6.25% (5 yr. CMT Rate + 1.70%), 12/15/2056	6,400,000	6,429,715
Duke Energy Corp.
5.75%, 09/15/2033	6,300,000	6,570,787
5.45%, 06/15/2034	6,350,000	6,488,440
KeySpan Gas East Corp., 5.99%, 03/06/2033 (a)	8,000,000	8,348,918
National Grid PLC, 5.42%, 01/11/2034	7,000,000	7,101,324
NextEra Energy Capital Holdings, Inc.
5.25%, 03/15/2034	3,000,000	3,037,324
6.38% to 08/15/2030 then 5 yr. CMT Rate + 2.05%, 08/15/2055	5,000,000	5,094,720
6.20% (5 yr. CMT Rate + 1.77%), 10/01/2056	1,050,000	1,049,400
NRG Energy, Inc.
7.00%, 03/15/2033 (a)	3,650,000	3,961,535
5.88%, 05/15/2034 (a)	10,975,000	10,922,538
6.13%, 05/15/2036 (a)	5,950,000	5,955,313
Pacific Gas and Electric Co.
5.60%, 08/15/2036	1,900,000	1,901,335
4.50%, 07/01/2040	14,500,000	12,485,828
PacifiCorp
5.45%, 04/15/2033	3,700,000	3,757,332
7.13% to 08/15/2031 then 5 yr. CMT Rate + 3.29%, 08/15/2056	11,300,000	11,228,890
San Diego Gas & Electric Co.
5.20%, 03/15/2036	1,900,000	1,891,711
5.95%, 03/15/2056 (b)	1,100,000	1,116,676
Sempra
3.80%, 02/01/2038	12,000,000	10,212,226
6.40% to 10/01/2034 then 5 yr. CMT Rate + 2.63%, 10/01/2054	10,100,000	10,157,388
Southern California Edison Co., 5.95%, 11/01/2032	8,000,000	8,334,050
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033 (b)	5,100,000	5,313,204
Southern Power Co., 4.90%, 10/01/2035	2,800,000	2,717,597
Talen Energy Supply LLC, 6.25%, 02/01/2034 (a)	14,454,000	14,372,219
Vistra Corp.
8.00% to 10/15/2026 then 5 yr. CMT Rate + 6.93%, Perpetual (a)	7,130,000	7,206,077
7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual (a)	5,000,000	5,051,640
Vistra Operations Co. LLC
5.25%, 04/30/2033 (a)	2,750,000	2,730,562
6.95%, 10/15/2033 (a)	16,650,000	18,125,723

5.35%, 01/31/2036 (a)	10,125,000	9,927,145
		245,820,729
TOTAL CORPORATE BONDS (Cost $2,771,554,073)		2,772,360,933

BANK LOANS - 15.6%	Par	Value
Communications - 0.9%
Discovery Global Holdings, Inc., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 05/27/2033	22,479,231	22,513,399
iHeartCommunications, Inc., Senior Secured First Lien, 9.65% (1 mo. SOFR US + 5.78%), 05/01/2029	7,331,392	7,010,681
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.37% (1 mo. Term SOFR + 4.75%), 03/15/2030	8,306,347	8,371,219
		37,895,299

Consumer Discretionary - 2.8%
Allied Universal Holdco LLC, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 08/20/2032	12,902,500	12,923,724
Anticimex Global AB, Senior Secured First Lien, 6.52% (SOFR + 2.90%), 11/17/2031	3,227,951	3,237,748
Chariot Buyer LLC, Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 09/08/2032	16,093,546	16,121,710
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.75%), 05/30/2031	20,597,668	19,651,514
Mavis Tire Express Services Topco Corp., Senior Secured First Lien
6.67% (6 mo. SOFR US + 3.00%), 05/04/2028	17,525,417	17,519,896
6.92% (6 mo. SOFR US + 3.25%), 05/09/2033	5,800,000	5,800,145
PetSmart LLC, Senior Secured First Lien, 7.65% (1 mo. SOFR US + 4.00%), 08/18/2032	13,045,688	13,048,427
QXO Building Products, Inc., Senior Secured First Lien, 5.87% (1 mo. Term SOFR + 2.00%), 06/03/2033	12,600,000	12,587,715
Tamko Building Products LLC, Senior Secured First Lien
6.64% (1 mo. SOFR US + 3.00%), 09/17/2030	2,768,313	2,771,774
6.73% (1 mo. SOFR US + 3.00%), 09/17/2030	2,781,687	2,785,164
Whatabrands LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 08/03/2028	9,800,750	9,799,182
		116,246,999

Financials - 3.7% (c)
Acrisure LLC, Senior Secured First Lien
6.64% (1 mo. SOFR US + 3.00%), 11/06/2030	13,707,570	12,433,931
6.89% (1 mo. SOFR US + 3.25%), 06/21/2032	4,291,169	3,891,017
Alera Group, Inc., Senior Secured Second Lien, 9.14% (1 mo. SOFR US + 5.50%), 05/31/2033	9,225,000	8,806,047
Broadstreet Partners Group LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 06/16/2031	32,333,676	31,295,281
CoreLogic, Inc., Senior Secured First Lien, 7.37% (1 mo. SOFR US + 3.50%), 06/02/2028	28,606,026	28,319,965
CoreLogic, Inc., Senior Secured Second Lien, 10.37% (1 mo. SOFR US + 6.50%), 06/04/2029	4,571,429	4,525,714
CRC Insurance Group LLC, Senior Secured Second Lien, 8.48% (3 mo. SOFR US + 4.75%), 05/06/2032	17,725,000	17,237,562
Focus Financial Partners LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 09/15/2031	5,920,175	5,789,606
Hyperion Refinance Sarl, Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.75%), 04/18/2030	22,959,625	21,702,585
TIH Insurance Holdings LLC, Senior Secured First Lien, 6.48% (3 mo. SOFR US + 2.75%), 05/06/2031	10,872,177	10,641,144
Trucordia Insurance Holdings LLC, Senior Secured First Lien, 6.90% (1 mo. Term SOFR + 3.25%), 06/17/2032	10,298,120	9,216,818
		153,859,670

Health Care - 0.5%
Bausch + Lomb Corp., Senior Secured First Lien, 7.39% (1 mo. SOFR US + 3.75%), 01/15/2031	11,089,695	11,129,895
Hopper Merger Sub, Inc., Senior Secured First Lien, 5.99% (3 mo. SOFR US + 2.25%), 04/07/2033	4,263,750	4,177,601
McKesson Medical-Surgical Top Holdings, Inc., Senior Secured First Lien, 5.98% (1 mo. SOFR US + 2.25%), 06/09/2032	7,000,000	7,010,220
		22,317,716

Industrials - 2.8%
BCPE Empire Holdings, Inc., Senior Secured First Lien
6.89% (1 mo. SOFR US + 3.25%), 12/26/2030	28,079,378	27,746,075
7.14% (1 mo. SOFR US + 3.50%), 12/29/2032	3,271,800	3,237,724
Columbus McKinnon Corp., Senior Secured First Lien, 7.23% (3 mo. SOFR US + 3.50%), 02/03/2033	3,494,551	3,492,367
Cube Industrials Buyer, Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 10/20/2031	11,949,204	11,975,373
Filtration Group Corp., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 10/23/2028	9,527,937	9,544,087
GB AIT Buyer, Inc., Senior Secured First Lien, 7.91% (3 mo. SOFR US + 4.25%), 04/29/2033	8,700,000	8,714,442
Indicor LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 11/23/2029	13,036,805	13,045,344

Lsf12 Helix Parent LLC, Senior Secured First Lien, 7.14% (1 mo. SOFR US + 3.50%), 02/10/2033	6,159,000	6,055,067
SunSource Borrower LLC, Senior Secured First Lien, 7.72% (1 mo. SOFR US + 4.00%), 03/25/2031	12,542,325	12,567,158
TK Elevator US Newco, Inc., Senior Secured First Lien, 6.38% (6 mo. SOFR US + 2.75%), 04/30/2030	17,650,859	17,748,292
		114,125,929

Materials - 1.0%
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 6.82% (1 mo. SOFR US + 3.18%), 04/13/2029	4,904,523	4,825,756
Proampac PG Borrower LLC, Senior Secured First Lien
7.66% (3 mo. SOFR US + 4.00%), 03/07/2033	17,467,433	17,205,421
7.67% (3 mo. SOFR US + 4.00%), 03/07/2033	7,213,403	7,105,202
Sword Purchaser LLC, Senior Secured First Lien, 7.64% (1 mo. SOFR US + 4.00%), 04/11/2033	13,775,000	13,459,690
		42,596,069

Technology - 3.9%
Applied Systems, Inc., Senior Secured First Lien, 5.98% (3 mo. SOFR US + 2.25%), 02/24/2031	6,085,534	5,990,448
Central Parent LLC, Senior Secured First Lien, 6.98% (3 mo. SOFR US + 3.25%), 07/06/2029	11,288,343	7,450,306
CoreWeave Financing DDTL V LLC, Senior Secured First Lien, 8.12% (1 mo. SOFR US + 4.50%), 11/17/2031	14,722,000	15,038,302
Dayforce Bidco LLC, Senior Secured First Lien, 6.66% (3 mo. SOFR US + 3.00%), 02/04/2033	13,950,000	12,760,344
Ellucian Holdings, Inc., Senior Secured Second Lien, 8.39% (1 mo. SOFR US + 4.75%), 11/22/2032	10,000,000	9,682,150
Ellucian Holdings, Inc., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 10/09/2029	7,964,858	7,705,523
Epicor Software Corp., Senior Secured First Lien, 6.37% (1 mo. Term SOFR + 2.50%), 05/30/2031	17,204,933	16,482,326
NTI Buyer LLC, Senior Secured First Lien, 7.87%, 06/13/2033	9,150,000	9,104,250
Proofpoint, Inc., Senior Secured First Lien, 6.73% (3 mo. SOFR US + 3.00%), 08/31/2028	47,991,255	46,421,461
UKG, Inc., Senior Secured First Lien, 5.91% (3 mo. SOFR US + 2.25%), 02/10/2031	35,490,055	33,505,806
		164,140,916
TOTAL BANK LOANS (Cost $668,271,269)		651,182,598

COLLATERALIZED LOAN OBLIGATIONS - 4.6%	Par	Value
Aimco CDO
Series 2018-AA, Class D1R, 6.53% (3 mo. Term SOFR + 2.85%), 10/17/2037 (a)	5,000,000	5,024,416
Series 2018-AA, Class ER, 8.93% (3 mo. Term SOFR + 5.25%), 10/17/2037 (a)	1,000,000	1,000,783
Apidos CLO, Series 2025-54A, Class D1, 6.33% (3 mo. Term SOFR + 2.65%), 10/20/2038 (a)	4,000,000	4,015,444
Arini US CLO Ltd., Series 2A, Class D, 6.92% (3 mo. Term SOFR + 3.25%), 03/31/2038 (a)	5,000,000	5,050,452
Atlantic Avenue Ltd.
Series 2024-2A, Class D, 8.43% (3 mo. Term SOFR + 4.75%), 04/20/2037 (a)	4,000,000	4,013,518
Series 2025-4A, Class D, 6.82% (3 mo. Term SOFR + 3.15%), 10/15/2038 (a)	12,000,000	12,048,481
Barrow Hanley Ltd.
Series 2023-1A, Class D1R, 6.78% (3 mo. Term SOFR + 3.10%), 01/20/2038 (a)	6,000,000	6,052,291
Series 2023-2A, Class D1RR, 6.73% (3 mo. Term SOFR + 3.05%), 03/31/2038 (a)	3,500,000	3,531,259
Benefit Street Partners CLO XII LLC, Series 2020-22A, Class ERR, 8.58% (3 mo. Term SOFR + 4.90%), 04/20/2035 (a)	1,535,000	1,494,979
Boyce Park Clo Ltd., Series 2022-1A, Class D, 6.77% (3 mo. Term SOFR + 3.10%), 04/21/2035 (a)	2,500,000	2,407,356
CarVal CLO, Series 2018-1A, Class D, 6.83% (3 mo. Term SOFR + 3.15%), 07/16/2031 (a)	1,755,000	1,754,412
CIFC Funding 2018-IV Ltd., Series 2025-2A, Class D1, 6.17% (3 mo. Term SOFR + 2.50%), 04/15/2038 (a)	1,000,000	1,002,412
Dryden Senior Loan Fund, Series 2018-55A, Class C, 5.83% (3 mo. Term SOFR + 2.16%), 04/15/2031 (a)	250,000	250,844
Eldridge CLO Ltd.
Series 2025-1A, Class D1, 6.63% (3 mo. Term SOFR + 2.95%), 10/20/2038 (a)	1,450,000	1,466,093
Series 2026-3A, Class D1A, 6.67% (3 mo. Term SOFR + 2.95%), 03/31/2038 (a)	2,500,000	2,528,927
Elmwood CLO Ltd.
Series 2021-4A, Class ER, 8.38% (3 mo. Term SOFR + 4.70%), 01/20/2038 (a)	3,000,000	2,917,771
Series 2024-8A, Class E, 9.08% (3 mo. Term SOFR + 5.40%), 10/18/2037 (a)	2,250,000	2,247,430
Series 2025-1A, Class D1, 6.16% (3 mo. Term SOFR + 2.50%), 04/22/2038 (a)	5,000,000	4,987,561
Series 2025-1A, Class E, 8.16% (3 mo. Term SOFR + 4.50%), 04/22/2038 (a)	1,000,000	988,720
Series 2025-2A, Class D1, 6.18% (3 mo. Term SOFR + 2.50%), 04/17/2038 (a)	5,000,000	4,988,244
Series 2025-2A, Class E1, 8.08% (3 mo. Term SOFR + 4.40%), 04/17/2038 (a)	1,150,000	1,128,570
Flatiron CLO Ltd.
Series 2021-2A, Class BR, 5.07% (3 mo. Term SOFR + 1.40%), 10/15/2034 (a)	7,000,000	6,999,998
Series 2021-2A, Class DR, 6.07% (3 mo. Term SOFR + 2.40%), 10/15/2034 (a)	8,000,000	7,927,745
Series 2023-2A, Class D1R, 5.94% (3 mo. Term SOFR + 2.35%), 01/15/2039 (a)	3,750,000	3,750,321

Series 2024-4A, Class E, 8.82% (3 mo. Term SOFR + 5.15%), 01/15/2038 (a)	1,000,000	965,606
Fort Greene Park CLO, Series 2025-2A, Class DR, 6.01% (3 mo. Term SOFR + 2.35%), 04/22/2034 (a)	2,000,000	1,963,961
Harvest US CLO, Series 2024-3A, Class D1, 6.98% (3 mo. Term SOFR + 3.30%), 01/18/2038 (a)	2,300,000	2,316,564
Madison Park Funding Ltd., Series 2021-59A, Class D1AR, 6.98% (3 mo. Term SOFR + 3.30%), 04/18/2037 (a)	500,000	492,088
Magnetite CLO Ltd.
Series 2019-23A, Class DR2, 5.92% (3 mo. Term SOFR + 2.25%), 01/25/2035 (a)	6,000,000	5,896,899
Series 2019-24A, Class DR, 6.72% (3 mo. Term SOFR + 3.05%), 04/15/2035 (a)	2,600,000	2,596,573
Series 2020-26A, Class BR2, 5.17% (3 mo. Term SOFR + 1.50%), 01/25/2038 (a)	5,000,000	4,995,181
Series 2024-47A, Class E, 8.92% (3 mo. Term SOFR + 5.25%), 01/25/2038 (a)	2,000,000	1,998,898
Neuberger Berman CLO Ltd.
Series 2015-20A, Class D1R3, 6.32% (3 mo. Term SOFR + 2.65%), 04/15/2039 (a)	4,000,000	3,990,490
Series 2020-38A, Class BR2, 5.08% (3 mo. Term SOFR + 1.40%), 10/20/2036 (a)	5,000,000	4,999,944
Series 2021-42A, Class BR, 5.08% (3 mo. Term SOFR + 1.40%), 07/16/2036 (a)	5,000,000	5,000,399
Series 2021-42A, Class DR, 6.18% (3 mo. Term SOFR + 2.50%), 07/16/2036 (a)	2,000,000	1,976,643
Series 2021-44A, Class DR, 6.33% (3 mo. Term SOFR + 2.65%), 10/16/2035 (a)	5,000,000	4,924,589
Series 2022-50A, Class DR2, 6.17% (3 mo. Term SOFR + 2.50%), 07/23/2036 (a)	6,300,000	5,809,769
Series 2024-58A, Class E, 8.93% (3 mo. Term SOFR + 5.25%), 10/18/2038 (a)	1,390,000	1,382,584
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., Series 2022-52A, Class D1R, 6.77% (3 mo. Term SOFR + 3.10%), 10/24/2038 (a)	750,000	753,408
OHA Credit Funding
Series 2018-1A, Class D1R, 7.28% (3 mo. Term SOFR + 3.60%), 04/20/2037 (a)	8,000,000	8,020,390
Series 2020-6A, Class D1R2, 6.53% (3 mo. Term SOFR + 2.85%), 10/20/2037 (a)	2,000,000	2,005,056
Series 2022-11A, Class D1R, 6.53% (3 mo. Term SOFR + 2.85%), 07/19/2037 (a)	2,250,000	2,255,715
Series 2022-12RA, Class D, 6.43% (3 mo. Term SOFR + 2.75%), 07/20/2037 (a)	8,000,000	8,038,621
OHA Credit Partners Ltd.
Series 2012-7A, Class ER4, 8.14% (3 mo. Term SOFR + 4.50%), 02/20/2038 (a)	2,850,000	2,763,990
Series 2015-12A, Class D1R2, 7.17% (3 mo. Term SOFR + 3.50%), 04/23/2037 (a)	1,500,000	1,504,157
Series 2021-16A, Class ER, 9.18% (3 mo. Term SOFR + 5.50%), 10/18/2037 (a)	1,905,000	1,873,188
OHA Loan Funding Ltd., Series 2013-1A, Class D1R4, 6.26% (3 mo. Term SOFR + 2.60%), 07/23/2039 (a)	5,000,000	5,018,970
Orchard Park Clo Ltd., Series 2024-1A, Class D1, 6.63% (3 mo. Term SOFR + 2.95%), 10/20/2037 (a)	2,000,000	1,992,627
Palmer Square CLO Ltd., Series 2024-4A, Class E, 8.67% (3 mo. Term SOFR + 5.00%), 01/15/2038 (a)	1,000,000	989,963
Palmer Square Loan Funding Ltd., Series 2024-3A, Class CR, 5.50% (3 mo. Term SOFR + 1.85%), 08/08/2032 (a)	1,500,000	1,501,500
Regatta Funding Ltd., Series 2024-3A, Class D1, 6.67% (3 mo. Term SOFR + 3.00%), 09/06/2037 (a)	4,000,000	4,012,490
Rockford Tower CLO Ltd., Series 2024-1A, Class E, 11.16% (3 mo. Term SOFR + 7.48%), 04/20/2037 (a)	1,310,000	1,304,682
RR Ltd., Series 2019-7A, Class C1B, 6.77% (3 mo. Term SOFR + 3.10%), 01/15/2037 (a)	2,000,000	2,000,100
Sixth Street CLO, Series 2024-27A, Class E, 8.93% (3 mo. Term SOFR + 5.25%), 01/17/2038 (a)	1,000,000	997,005
Texas Debt Capital CLO Ltd., Series 2024-2A, Class D1, 6.57% (3 mo. Term SOFR + 2.90%), 01/24/2037 (a)	3,000,000	3,010,208
Wellington Management Clo 3 Ltd., Series 2025-4A, Class D1, 6.23% (3 mo. Term SOFR + 2.55%), 04/18/2038 (a)	4,750,000	4,772,220
Whitebox CLO Ltd., Series 2025-5A, Class E, 8.93% (3 mo. Term SOFR + 5.25%), 07/20/2038 (a)	1,975,000	1,965,085
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $192,889,203)		191,667,590

U.S. TREASURY SECURITIES - 4.2%	Par	Value
United States Treasury Note/Bond
4.25%, 05/31/2033	12,000,000	11,956,875
4.25%, 11/15/2034	5,000,000	4,951,660
4.25%, 05/15/2035	25,000,000	24,708,008
4.25%, 08/15/2035	5,000,000	4,936,914
4.00%, 11/15/2035	18,075,000	17,487,562
4.13%, 02/15/2036	18,350,000	17,905,586
4.38%, 05/15/2036	10,100,000	10,047,133
4.75%, 02/15/2037	32,500,000	33,424,219
4.63%, 02/15/2046	3,650,000	3,504,570
4.63%, 11/15/2055	24,250,000	23,073,496
4.75%, 02/15/2056	20,575,000	19,991,506
5.00%, 05/15/2056	5,500,000	5,558,867
TOTAL U.S. TREASURY SECURITIES (Cost $177,574,092)		177,546,396

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.0%	Par	Value
A&D Mortgage LLC, Series 2026-NQM1, Class A1A, 4.91%, 02/25/2071 (a)(b)(d)	1,741,667	1,723,820

Angel Oak Mortgage Trust LLC
Series 2025-2, Class A1, 5.64%, 02/25/2070 (a)(d)	2,532,125	2,539,063
Series 2025-3, Class A1, 5.42%, 03/25/2070 (a)(d)	7,258,564	7,259,105
Series 2025-7, Class A1, 5.51%, 06/25/2070 (a)(d)	2,719,667	2,722,332
Series 2025-8, Class A1, 5.41%, 07/25/2070 (a)(d)	2,971,564	2,971,774
Series 2025-9, Class A1, 5.14%, 08/25/2070 (a)(e)	3,199,602	3,183,312
Series 2026-3, Class A1, 5.51%, 06/25/2071 (a)(e)	16,600,000	16,617,883
BRAVO Residential Funding Trust, Series 2025-NQM8, Class A1, 5.08%, 06/25/2065 (a)(d)	1,198,134	1,192,203
Federal Home Loan Mortgage Corp., Series K764, Class A2, 4.12%, 12/25/2032 (e)	6,000,000	5,849,875
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2025-1, Class MTU, 3.25%, 11/25/2064	13,224,785	11,338,821
GS Mortgage-Backed Securities Trust
Series 2025-NQM2, Class A1, 5.65%, 06/25/2065 (a)(d)	4,138,510	4,143,446
Series 2025-NQM3, Class A1, 5.14%, 11/25/2065 (a)(d)	4,122,426	4,106,071
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A1, 5.59%, 06/25/2065 (a)(d)	1,991,704	1,991,105
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032 (a)	6,200,000	5,835,209
Onslow Bay Mortgage Loan Trust
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065 (a)(d)	3,026,529	3,032,079
Series 2025-NQM13, Class A1, 5.44%, 05/25/2065 (a)(e)	2,896,021	2,899,151
Series 2025-NQM15, Class A1, 5.14%, 07/27/2065 (a)(e)	1,100,541	1,097,773
Series 2025-NQM16, Class A1, 4.91%, 08/25/2065 (a)(e)	8,404,587	8,343,003
Series 2025-NQM20, Class A1, 5.02%, 10/25/2065 (a)(e)	4,664,442	4,630,144
Series 2025-NQM3, Class A1, 5.65%, 12/01/2064 (a)(d)	2,265,110	2,273,979
Series 2025-NQM4, Class A1, 5.40%, 02/25/2055 (a)(d)	5,460,659	5,472,890
Series 2026-NQM1, Class A1A, 4.85%, 11/25/2065 (a)(d)	2,606,401	2,586,714
Series 2026-NQM6, Class A1A, 5.06%, 04/26/2066 (a)(d)	12,078,662	11,998,217
Series 2026-NQM9, Class A1A, 5.47%, 04/25/2066 (a)(d)	4,300,000	4,305,427
PRKCM Trust, Series 2025-HOME1, Class A1A, 5.55%, 02/25/2060 (a)(d)	7,088,233	7,101,393
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $125,670,920)		125,214,789

MORTGAGE-BACKED SECURITIES - 2.0%	Par	Value
Federal Home Loan Mortgage Corp.
Pool RQ0102, 5.00%, 03/01/2056	15,673,183	15,413,751
Pool SL3502, 4.00%, 04/01/2054	15,998,896	14,998,979
Federal National Mortgage Association
Pool FA5371, 4.00%, 10/01/2052	3,536,290	3,309,813
Pool MA6029, 5.00%, 04/01/2056	6,501,384	6,393,262
Ginnie Mae II Pool
Pool MB0145, 4.50%, 01/20/2055	12,073,334	11,609,889
Pool MB0256, 4.00%, 03/20/2055	10,324,358	9,608,398
Pool MB0259, 5.50%, 03/20/2055	6,682,025	6,724,703
PNW Trust, Series 2026-ARTE, Class A, 5.34% (1 mo. Term SOFR + 1.71%), 04/15/2041 (a)	14,250,000	14,230,798
TOTAL MORTGAGE-BACKED SECURITIES (Cost $82,804,898)		82,289,593

ASSET-BACKED SECURITIES - 0.7%	Par	Value
Consolidated Communications LLC
Series 2026-1A, Class A2, 5.08%, 03/20/2056 (a)	1,000,000	989,636
Series 2026-1A, Class C, 7.03%, 03/20/2056 (a)	7,000,000	7,034,344
FNA Trust, Series 2026-1, Class A, 5.51%, 04/16/2046 (a)(e)	3,815,434	3,799,765
Mosaic Solar Loans LLC, Series 2025-1A, Class A, 6.12%, 08/22/2050 (a)	712,812	708,456
Pagaya AI Debt Selection Trust, Series 2026-2, Class B, 6.03%, 11/15/2033 (a)	9,175,000	9,127,707
Uniti Group, Inc., Series 2026-1A, Class C, 7.65%, 02/25/2056 (a)	3,500,000	3,555,218
Vertical Bridge Holdings LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056 (a)	2,200,000	2,142,240
TOTAL ASSET-BACKED SECURITIES (Cost $27,363,751)		27,357,366

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.9%	Par / Shares	Value
Money Market Funds - 4.1%
GS Financial Square Government Fund - Institutional Class, 3.53% (f)	170,681,237	170,681,237

Repurchase Agreements - 4.8%
Clear Street LLC, 3.67%, dated 03/31/2026, matures 07/01/2026, repurchase price $387,577,778 (collateralized by collateralized by various mortgage backed securities: maturing between 8/1/2030- 3/15/2061 and coupon rates between 2.50%-7.50% : total value $204,020,797)	200,000,000		200,000,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $370,681,237)			370,681,237

TOTAL INVESTMENTS - 105.4% (Cost $4,416,809,443)			4,398,300,502
Money Market Deposit Account - 1.8% (g)			75,605,906
Liabilities in Excess of Other Assets - (7.2)%		(0.07231)	(301,688,522)
TOTAL NET ASSETS - 100.0%			$ 4,172,217,886

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $1,774,858,219 or 42.5% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $355,620,792.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of June 30 2026, in valuing the Fund’s assets carried at fair value.

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$ 2,772,360,933	$—	$ 2,772,360,933
Bank Loans	–	651,182,598	–	651,182,598
Collateralized Loan Obligations	–	191,667,590	–	191,667,590
U.S. Treasury Securities	–	177,546,396	–	177,546,396
Collateralized Mortgage Obligations	–	125,214,789	–	125,214,789
Mortgage-Backed Securities	–	82,289,593	–	82,289,593
Asset-Backed Securities	–	27,357,366	–	27,357,366
Investments Purchased with Proceeds from Securities Lending	170,681,237	200,000,000	–	370,681,237
Total Investments	$ 170,681,237	$ 4,227,619,265	$—	$ 4,398,300,502
Refer to the Schedule of Investments for further disaggregation of investment categories.